UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2004
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AXE-HOUGHTON ASSOCIATES, INC.
Address:    ONE EAST WEAVER STREET
            GREENWICH, CT 06831
            203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:

/s/ Steven E. Berman, Fort Lee, NJ 07024
----------------------------------------
July 30, 2004


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  89
Form 13F Information Table Value Total:  182,880
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
September 30, 2004

                           FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE     SHARES/   SH/   PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------          --------  ---------   --------  ---------  ---   ----  -------  --------  -------- -------- -------
Acme Communications  Inc.          COM     004631107     2,094     351,850  SH                    Sole      351,850
Activision Inc.                    COM     004930202     4,666     336,400  SH                    Sole      336,400
Alliance Gaming Corp.              COM     01859p609     1,607     106,700  SH                    Sole      106,700
Amcol Intl Corp                    COM     02341W103     3,023     158,100  SH                    Sole      158,100
Amedisys Inc.                      COM     023436108     2,698      90,100  SH                    Sole       90,100
Applied Signal Technology Inc.     COM     038237103       704      22,000  SH                    Sole       22,000
Ask Jeeves, Inc.                   COM     045174109     2,079      63,550  SH                    Sole       63,550
BankUnited Financial Corporati     COM     06652b103     2,317      79,475  SH                    Sole       79,475
Bombay Co Inc.                     COM     097924104     1,092     149,000  SH                    Sole      149,000
Brigham Exploration Company        COM     109178103       186      19,800  SH                    Sole       19,800
Brocade Communications Systems     COM     111621108     1,984     351,100  SH                    Sole      351,100
Buffalo Wild Wings Inc.            COM     119848109     2,498      89,100  SH                    Sole       89,100
C D I CORP COM                     COM     125071100     1,251      61,000  SH                    Sole       61,000
CONMED Corporation                 COM     207410101     1,865      70,900  SH                    Sole       70,900
Caci International Inc.            COM     127190304     1,294      24,525  SH                    Sole       24,525
Centene Corp.                      COM     15135b101     2,954      69,387  SH                    Sole       69,387
Central European Distribution      COM     153435102       309      13,850  SH                    Sole       13,850
Century Aluminum Company           COM     156431108     2,779     100,200  SH                    Sole      100,200
Ceradyne Inc.                      COM     156710105     2,433      55,400  SH                    Sole       55,400
Champion Enterprises               COM     158496109       474      46,100  SH                    Sole       46,100
Children's Place Retail Stores     COM     168905107     1,365      57,100  SH                    Sole       57,100
Cognex Corp.                       COM     192422103     2,565      97,900  SH                    Sole       97,900
Computer Programs & Systems        COM     205306103     1,834      91,450  SH                    Sole       91,450
Cymer Inc.                         COM     232572107     1,642      57,275  SH                    Sole       57,275
DJ Orthopedics Inc.                COM     23325g104       237      13,400  SH                    Sole       13,400
DRS Technologies Inc.              COM     23330x100     2,980      79,600  SH                    Sole       79,600
Delta Petroleum Corp New           COM     247907207     1,659     127,200  SH                    Sole      127,200
Dendreon Corp                      COM     24823Q107     1,097     130,400  SH                    Sole      130,400
Eyetech Pharmaceuticals Inc.       COM     302297106     3,362      98,900  SH                    Sole       98,900
F5 Networks Inc                    COM     315616102     3,558     116,800  SH                    Sole      116,800
FMC Technologies                   COM     30249u101     1,272      38,075  SH                    Sole       38,075
Faro Technologies Inc.             COM     311642102     1,953      96,000  SH                    Sole       96,000
General Cable Corporation          COM     369300108       701      65,900  SH                    Sole       65,900
HCC Insurance Holdings Inc.        COM     404132102     1,587      52,625  SH                    Sole       52,625
II VI INC COM                      COM     902104108     1,894      54,100  SH                    Sole       54,100
Immunicon Corporation              COM     45260a107     1,716     171,600  SH                    Sole      171,600
Inkine Pharmaceuticals Com         COM     457214104     1,560     307,000  SH                    Sole      307,000
Intermagnetics General Corp.       COM     458771102     1,578      68,150  SH                    Sole       68,150
John B Sanfillippo & Son Inc.      COM     800422107     3,125     119,260  SH                    Sole      119,260
Key Energy Services Inc.           COM     492914106     1,363     123,325  SH                    Sole      123,325
La Quinta Corp.                    COM     50419u202     2,165     277,500  SH                    Sole      277,500
Landrys Restaurants Inc.           COM     51508L103     2,325      85,200  SH                    Sole       85,200
Marinemax Inc.                     COM     567908108     3,335     148,100  SH                    Sole      148,100
Marvel Enterprises Inc.            COM     57383m108     2,547     174,925  SH                    Sole      174,925
Matrixx Initiatives Inc.           COM     57685l105     1,698     163,300  SH                    Sole      163,300
Mattson Technology Inc.            COM     577223100     2,102     273,350  SH                    Sole      273,350
Mine Safety Appliances Company     COM     602720104     5,827     143,100  SH                    Sole      143,100
Mission Resources Corp.            COM     605109107     1,765     280,600  SH                    Sole      280,600
Mobility Electronics Inc.          COM     60741u101     2,554     309,900  SH                    Sole      309,900
Nautilus Group                     COM     63910b102     2,121      93,900  SH                    Sole       93,900
Novatel Wireless Inc.              COM     66987m604     3,109     132,300  SH                    Sole      132,300
Odyssey Healthcare Inc.            COM     67611v101       213      12,000  SH                    Sole       12,000
OmniVision Technologies Inc.       COM     682128103     2,928     206,900  SH                    Sole      206,900
Option Care Inc.                   COM     683948103       213      13,800  SH                    Sole       13,800
PAR Pharmaceutical Companies I     COM     69888p106     1,480      41,200  SH                    Sole       41,200
Penn National Gaming Inc.          COM     707569109     5,681     140,625  SH                    Sole      140,625
Photon Dynamics Inc.               COM     719364101       558      27,500  SH                    Sole       27,500
Presstek Inc.                      COM     741113104     1,385     143,200  SH                    Sole      143,200
Psychiatric Solutions Inc.         COM     74439h108     3,392     133,800  SH                    Sole      133,800
Quiksilver Inc.                    COM     74838c106     2,056      80,900  SH                    Sole       80,900
RC2 Corporation                    COM     749388104     5,725     174,000  SH                    Sole      174,000
Red Hat Inc                        COM     756577102       439      35,900  SH                    Sole       35,900
Reliance Steel & Aluminum Comp     COM     759509102     2,084      52,500  SH                    Sole       52,500
Rofin Sinar Technologies           COM     775043102     1,992      67,800  SH                    Sole       67,800
Safenet Inc.                       COM     78645r107     5,246     198,857  SH                    Sole      198,857
Salix Pharmaceuticals Ltd          COM     795435106     2,304     107,050  SH                    Sole      107,050
Schnitzer Steel Industries Inc     COM     806882106     2,544      78,650  SH                    Sole       78,650
Scientific Games Corp Cl A         COM     80874P109     1,425      74,600  SH                    Sole       74,600
Silicon Image Inc.                 COM     82705t102     3,319     262,600  SH                    Sole      262,600
Sina Corporation                   COM     G81477104     1,937      76,000  SH                    Sole       76,000
Spinnaker Exploration Co.          COM     84855w109     1,784      50,900  SH                    Sole       50,900
Sports Authority Inc. New          COM     84917u109     1,144      49,300  SH                    Sole       49,300
Superior Energy Services Inc.      COM     868157108     1,695     131,200  SH                    Sole      131,200
Symbion Inc.                       COM     871507109     2,243     139,300  SH                    Sole      139,300
Synaptics Incorporated             COM     87157d109     2,223     110,250  SH                    Sole      110,250
TBC Corporation                    COM     872180104     1,700      76,090  SH                    Sole       76,090
Tekelec                            COM     879101103     1,238      74,200  SH                    Sole       74,200
Tetra Technologies Inc.            COM     88162f105     1,537      49,500  SH                    Sole       49,500
Trident Microsystems Inc.          COM     895919108     2,813     279,350  SH                    Sole      279,350
Trinity Industries Inc.            COM     896522109     2,135      68,500  SH                    Sole       68,500
Ultra Petroleum Corp.              COM     903914109     2,060      42,000  SH                    Sole       42,000
VCA Antech Inc.                    COM     918194101     2,214     107,300  SH                    Sole      107,300
W Holding Company Inc.             COM     929251106     1,880      98,962  SH                    Sole       98,962
WPT Enterprises Inc.               COM     98211w108     1,766     176,800  SH                    Sole      176,800
Wabash Natl Corp.                  COM     929566107     1,384      50,400  SH                    Sole       50,400
Wabtec Corporation                 COM     929740108       458      24,500  SH                    Sole       24,500
Westlake Chemical Corp             COM     960413102     1,461      65,500  SH                    Sole       65,500
Winnebago Industries Inc.          COM     974637100     1,957      56,500  SH                    Sole       56,500
eResearch Technology Inc.          COM     29481v108     1,364     102,300  SH                    Sole      102,300

                                                      -------------------------------------------------------------
GRAND TOTAL                                            182,880   9,987,506                                9,987,506
                                                      -------------------------------------------------------------